Mexican Government Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of Roll Forward Related to the Mexican Bonds [Line Items]
Interests received from bonds	$ (3,472,081)	$ (903,126)
Amortized cost	(3,006,521)
Mexican Bonds [Member] | Mexican Government [Member]
Disclosure of Roll Forward Related to the Mexican Bonds [Line Items]
Balance as of the beginning of the year	129,549,519	$ 0	$ 0
Promissory notes value at the beginning of the exchange as of November 19, 2020	0		128,656,192
Financial income from the Exchange of promissory notes to Bonds	0		130,419
Initial value of Mexican Bonds	0		128,786,611
Accrued interests	3,478,512		2,103,099
Interests received from bonds	(3,472,081)		(817,270)
Impact of the valuation of bonds in UDIS	205,333		(505,339)
Reversal (Impairment) of bonds	2,673		(17,582)
Balance at the end of the period	$ 126,757,435		$ 129,549,519